Not FDIC Insured May Lose Value No Bank Guarantee
38963-Q1PH

Schedule of Investments
(unaudited)
Putnam Floating Rate Income Fund 2
Notes to Schedule of Investments 15

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 6.5%
Broadline Retail 0.4%
a
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 1,500,000 $ 1,464,648
Building Products 0.6%
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,000,000 2,055,542
Construction & Engineering 0.2%
a
Brand Industrial Services, Inc. , Senior Secured Note , 144A,
10.375% , 8/01/30 .................................. United States 1,000,000 898,176
Consumer Finance 0.3%
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 900,000 960,750
Entertainment 0.3%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 900,000 934,786
Financial Services 0.3%
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 900,000 956,290
Household Durables 0.3%
a
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 1,000,000 1,037,049
Insurance 0.3%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,000,000 1,032,549
Media 1.0%
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,000,000 985,029
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,215,000 1,216,665
a
Univision Communications, Inc. , Senior Secured Note , 144A,
7.375% , 6/30/30 ................................... United States 1,500,000 1,403,340
3,605,034
Metals & Mining 0.2%
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 587,000 605,701
Mortgage Real Estate Investment Trusts (REITs) 0.6%
a
Starwood Property Trust, Inc. , Senior Note , 144A, 6.5% , 7/01/30 United States 2,000,000 2,029,856
Oil, Gas & Consumable Fuels 0.3%
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 1,000,000 1,024,135
Passenger Airlines 0.6%
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,000,000 2,018,078
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 1,000,000 1,034,753
Software 0.5%
a
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ............................... United States 2,000,000 1,773,549
Trading Companies & Distributors 0.3%
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,226,474
Total Corporate Bonds (Cost $22,763,198) ....................................
22,657,370

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 87.8%
b
Aerospace & Defense 1.3%
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan, 7.049%,
(3-month SOFR + 2.75%), 10/31/30 .................... United States 491,294 $ 492,522
GOAT Holdco LLC, First Lien, CME Term Loan, B, 7.329%,
(1-month SOFR + 3%), 1/27/32 ....................... United States 1,475,000 1,472,006
TransDigm, Inc., First Lien, CME Term Loan, J, 6.799%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 2,298,555 2,301,071
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 12/06/30 ........ United States 498,750 497,972
4,763,571
a a a a a a
b
Automobile Components 2.1%
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan,
6.827%, (1-month SOFR + 2.5%), 5/06/30 ............... United States 2,566,295 2,556,672
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 459,921 459,346
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan,
8.577%, (1-month SOFR + 4.25%), 10/04/28 ............. United States 617,188 594,688
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 982,278 941,872
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
13.041%, (3-month SOFR + 8.5%), 3/30/28 .............. United States 2,000,000 1,820,000
Lippert Components, Inc., First Lien, CME Term Loan, 6.827%,
(1-month SOFR + 2.5%), 3/25/32 ...................... United States 1,000,000 1,003,750
7,376,328
a a a a a a
Automobiles 0.5%
b
American Trailer World Corp., First Lien, CME Term Loan, B,
8.177%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 2,110,850 1,754,939
b
Beverages 0.0%
†
c
Naked Juice LLC, First Lien, 2nd Out CME Term Loan, 7.558%,
(3-month SOFR + 3.25%), 1/24/29 ..................... United States 70,000 50,125
Naked Juice LLC, First Lien, 3rd Out CME Term Loan, 10.308%,
(3-month SOFR + 6%), 1/24/30 ....................... United States 280,000 105,000
155,125
a a a a a a
Broadline Retail 0.4%
b
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.799%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 1,246,875 1,251,239
b
Building Products 4.5%
AZEK Group LLC (The), First Lien, Closing Date CME Term Loan,
6.327%, (1-month SOFR + 2%), 9/26/31 ................ United States 993,750 996,443
Chariot Buyer LLC, First Lien, Initial CME Term Loan, 7.677%,
(1-month SOFR + 3.25%), 11/03/28 .................... United States 2,902,500 2,895,084
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.679%, (1-month SOFR + 3.25%), 4/12/28 ....... United States 1,321,918 1,183,665
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 2,060,949 1,960,839
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.799%, (3-month SOFR + 2.5%), 8/04/31 .. United States 1,990,000 1,982,856
Janus International Group LLC, First Lien, CME Term Loan, B,
6.78%, (3-month SOFR + 2.5%), 8/05/30 ................ United States 1,777,600 1,769,823
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 6.577%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 1,485,646 1,480,915

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Building Products (continued)
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
7.061%, ( 1-month SOFR + 2.75%; 3-month SOFR + 2.75%),
9/20/30 ......................................... United States 1,990,389 $ 1,997,027
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 7.28%, (3-month SOFR + 3%), 3/02/28 ............. United States 1,314,552 1,318,252
15,584,904
a a a a a a
b
Capital Markets 2.7%
Aretec Group, Inc., First Lien, CME Term Loan, B3, 7.827%,
(1-month SOFR + 3.5%), 8/09/30 ...................... United States 2,212,106 2,211,475
Celestial-Saturn Parent, Inc., Second Lien, Initial CME Term Loan,
10.941%, (1-month SOFR + 6.5%), 6/04/29 .............. United States 2,500,000 2,437,500
Dragon Buyer, Inc., First Lien, CME Term Loan, 7.299%, (3-month
SOFR + 3%), 9/30/31 ............................... United States 1,505,660 1,512,564
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.313%, (3-month SOFR + 2%), 12/15/31 ................ United States 3,589,412 3,584,603
9,746,142
a a a a a a
b
Chemicals 5.9%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 7.077%,
(1-month SOFR + 2.75%), 9/09/31 ..................... United States 997,500 998,747
ARC Falcon I, Inc., First Lien, Initial CME Term Loan, 7.927%,
(1-month SOFR + 3.5%), 10/02/28 ..................... United States 1,979,566 1,982,971
Geon Performance Solutions LLC, First Lien, Initial CME Term
Loan, 8.811%, (3-month SOFR + 4.25%), 8/18/28 ......... United States 965,737 937,248
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.859%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 1,751,765 1,698,117
INEOS US Finance LLC, First Lien, New 2031 CME Term Loan,
7.327%, (1-month SOFR + 3%), 2/07/31 ................ Luxembourg 221,665 214,683
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
6.329%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,108,223 1,111,686
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 1,428,566 1,435,116
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 740,658 743,898
Olympus Water US Holding Corp., First Lien, 6 Dollar CME Term
Loan, B6, 7.299%, (3-month SOFR + 3%), 6/23/31 ......... United States 2,261,893 2,250,448
Plastipak Packaging, Inc., First Lien, CME Term Loan, B, 6.577%,
(1-month SOFR + 2.25%), 12/01/28 .................... United States 400,000 400,876
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1, 7.28%, (3-month SOFR + 3%), 1/31/29 .............. United States 2,081,457 2,079,022
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan,
6.549%, (3-month SOFR + 2.25%), 4/04/29 .............. United States 1,977,500 1,938,454
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 2,707,882 2,392,252
WR Grace Holdings LLC, First Lien, Initial CME Term Loan,
7.549%, (3-month SOFR + 3.25%), 9/22/28 .............. United States 1,954,595 1,953,618
20,137,136
a a a a a a
Commercial Services & Supplies 3.5%
b
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan, 8.177%, (1-month SOFR + 3.75%), 5/12/28 ......... United States 1,934,849 1,939,841
b
Anticimex Global AB, First Lien, CME Term Loan, B6, 7.66%, (1-
day SOFR + 3.4%), 11/16/28 ......................... Sweden 495,000 496,856
b
Aramark Services, Inc., First Lien, CME Term Loan, B8, 6.327%,
(1-month SOFR + 2%), 6/24/30 ....................... United States 720,281 722,457

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
b
BIFM CA Buyer, Inc., First Lien, CME Term Loan, 8.077%,
(1-month SOFR + 3.75%), 5/31/28 ..................... United States 1,355,577 $ 1,358,545
Cimpress USA, Inc., First Lien, 2024-2 Refinancing Term Loan,
B1, 6.822%, 5/17/28 ............................... Ireland 306,919 305,257
b
Enviri Corp., First Lien, CME Term Loan, B3, 6.691%, (1-month
SOFR + 2.25%), 6/09/28 ............................ United States 1,925,000 1,905,269
b
Kingpin Intermediate Holdings LLC, First Lien, CME Term Loan,
B, 7.827%, (1-month SOFR + 3.5%), 2/08/28 ............. United States 331,645 327,500
b
Latham Pool Products, Inc., First Lien, Initial CME Term Loan,
8.427%, (1-month SOFR + 4%), 2/23/29 ................ United States 495,793 484,018
b
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 2,772,449 2,774,182
b
TRC Cos., Inc., First Lien, 2025 Refinancing CME Term Loan,
7.327%, (1-month SOFR + 3%), 12/08/28 ................ United States 1,974,695 1,965,809
12,279,734
a a a a a a
Communications Equipment 0.3%
b
Viasat, Inc., First Lien, Initial CME Term Loan, 8.941%, (1-month
SOFR + 4.5%), 3/02/29 ............................. United States 974,937 925,747
b
Construction & Engineering 1.0%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.776%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 876,589 738,342
Chromalloy Corp., First Lien, CME Term Loan, 8.038%, (3-month
SOFR + 3.75%), 3/27/31 ............................ United States 744,375 743,512
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.829%, (1-month SOFR + 2.5%), 11/03/31 ......... United States 287,249 287,878
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B,
8.035%, (3-month SOFR + 3.75%), 12/04/31 ............. United States 2,010,582 1,918,316
3,688,048
a a a a a a
Consumer Finance 0.6%
b
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1,
7.322%, (1-month SOFR + 3%), 11/17/31 ................ United States 2,000,000 1,999,590
b
Containers & Packaging 1.6%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.548%, (3-month SOFR +
3.25%), 4/01/32 ................................... United States 1,549,270 1,539,223
c
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.48%, (3-month SOFR +
3.25%), 4/01/32 ................................... United States 27,085 26,909
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 1,952,633 1,785,039
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan, 7.324%, (1-month SOFR + 3%), 4/15/27 ....... United States 1,454,318 1,448,413
c
Pregis TopCo LLC, First Lien, CME Term Loan, 7.825%,
(12-month SOFR + 4%), 2/28/29 ...................... United States 947,500 949,869
5,749,453
a a a a a a
b
Distributors 1.8%
Core & Main LP, First Lien, CME Term Loan, D, 6.27%, (6-month
SOFR + 2%), 7/27/28 ............................... United States 1,243,123 1,245,460
c
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 8.327%,
(1-month SOFR + 4%), 1/20/32 ....................... United States 2,000,000 1,942,750
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.299%, (3-month SOFR + 4%), 11/30/30 ........... United States 1,743,215 1,746,545

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Distributors (continued)
Windsor Holdings III LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 7.075%, (1-month SOFR + 2.75%), 8/01/30 ....... United States 985,081 $ 983,697
5,918,452
a a a a a a
b
Diversified Consumer Services 2.1%
Ascend Learning LLC, First Lien, Initial CME Term Loan, 7.327%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 1,961,880 1,955,131
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 573,642 572,028
Garda World Security Corp., First Lien, Twelfth Additional CME
Term Loan, 7.333%, (1-month SOFR + 3%), 2/01/29 ....... Canada 3,075,591 3,071,101
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan, 6.573%, (1-month SOFR + 2.25%), 10/21/30 United Kingdom 990,000 989,075
KUEHG Corp., First Lien, 2024 Refinancing CME Term Loan,
7.549%, (3-month SOFR + 3.25%), 6/12/30 .............. United States 309,421 310,969
6,898,304
a a a a a a
b
Diversified Telecommunication Services 0.8%
Altice France SA, First Lien, CME Term Loan, B14, 9.756%,
(3-month SOFR + 5.5%), 8/15/28 ...................... France 1,525,997 1,408,923
Frontier Communications Holdings LLC, First Lien, Initial CME
Term Loan, 6.792%, (6-month SOFR + 2.5%), 7/01/31 ...... United States 1,496,250 1,498,592
2,907,515
a a a a a a
b
Electric Utilities 0.0%
†
c
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
B, 7.914%, (1-day SOFR + 3.5%), 5/06/32 ............... United States 90,144 90,895
c
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
C, 7.914%, (1-day SOFR + 3.5%), 5/06/32 ............... United States 6,010 6,060
96,955
a a a a a a
b
Electrical Equipment 0.6%
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D, 7.049%, (3-month SOFR + 2.75%),
11/22/29 ........................................ United States 982,612 979,728
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 992,500 991,795
1,971,523
a a a a a a
b
Electronic Equipment, Instruments & Components 0.2%
Ingram Micro, Inc., First Lien, CME Term Loan, B, 7.053%,
(3-month SOFR + 2.75%), 9/19/31 ..................... United States 799,898 804,901
Minimax Viking GmbH, First Lien, Senior (USD) CME Term Loan,
B, 6.577%, (1-month SOFR + 2.25%), 2/20/32 ............ Germany 181,370 181,823
986,724
a a a a a a
Energy Equipment & Services 0.3%
b
ChampionX Corp., First Lien, CME Term Loan, B1, 7.178%,
(1-month SOFR + 2.75%), 6/07/29 ..................... United States 977,613 981,738
b
Financial Services 2.1%
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2,
8.474%, (3-month SOFR + 4.175%), 1/31/31 ............. United States 1,330,000 1,333,950
Greystone Select Financial LLC, First Lien, Initial CME Term
Loan, 9.534%, (3-month SOFR + 5%), 6/16/28 ............ United States 1,426,154 1,423,480

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Financial Services (continued)
Osaic Holdings, Inc., First Lien, CME Term Loan, B4, 7.827%,
(1-month SOFR + 3.5%), 8/17/28 ...................... United States 2,650,878 $ 2,663,058
Red Planet Borrower LLC, First Lien, CME Term Loan, B, 7.927%,
(1-month SOFR + 3.5%), 10/02/28 ..................... United States 1,930,000 1,916,558
7,337,046
a a a a a a
Food Products 0.1%
b
Solina Group Services SAS, First Lien, Additional CME Term
Loan, 7, 7.549%, (3-month SOFR + 3.25%), 3/12/29 ....... France 333,334 333,750
b
Ground Transportation 0.5%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.049%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 626,850 624,650
d
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 6.061%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 495,498 307,821
d
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 6.061%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 358,809 105,619
Savage Enterprises LLC, First Lien, Refinancing CME Term Loan,
7.079%, (1-month SOFR + 2.75%), 9/15/28 .............. United States 663,274 665,658
1,703,748
a a a a a a
b
Health Care Equipment & Supplies 1.8%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 2,648,762 2,643,941
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.327%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 594,456 594,703
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 2,651,277 2,651,688
5,890,332
a a a a a a
b
Health Care Providers & Services 3.7%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 8.583%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 987,487 988,193
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
6.327%, (1-month SOFR + 2%), 7/28/31 ................ United States 997,500 1,002,488
Covetrus, Inc., First Lien, Initial CME Term Loan, 9.299%,
(3-month SOFR + 5%), 10/15/29 ...................... United States 977,532 882,916
DaVita, Inc., First Lien, Extended CME Term Loan, B1, 6.327%,
(1-month SOFR + 2%), 4/25/31 ....................... United States 1,278,575 1,280,851
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 8.006%,
(3-month SOFR + 3.75%), 5/19/31 ..................... United States 1,494,229 1,477,187
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.827%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,980,050 1,984,327
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.827%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 2,797,557 2,801,851
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.079%, (1-month SOFR + 2.75%), 12/19/30 .... United States 1,980,000 1,986,088
12,403,901
a a a a a a
Health Care Technology 0.6%
b
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan,
7.327%, (1-month SOFR + 3%), 2/15/29 ................ United States 2,223,962 2,218,402
b
Hotels, Restaurants & Leisure 4.8%
Bally's Corp., First Lien, CME Term Loan, B, 7.784%, (3-month
SOFR + 3.25%), 10/02/28 ........................... United States 1,418,750 1,256,090

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.577%, (1-month SOFR + 2.25%), 2/06/30 ... United States 1,640,000 $ 1,638,975
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 932,897 928,718
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.049%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 397,985 397,426
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
8.072%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 1,716,952 1,706,006
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.592%, (1-month SOFR + 4.25%), 12/04/31 ............. United States 562,161 566,335
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.053%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 2,545,030 2,508,763
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 962,517 962,704
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2, 6.573%, (1-month SOFR + 2.25%), 4/16/29 ........... United States 2,444,062 2,444,673
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 2,940,225 2,927,009
SeaWorld Parks & Entertainment, Inc., First Lien, CME Term
Loan, B3, 6.327%, (1-month SOFR + 2%), 12/04/31 ........ United States 990,013 986,300
16,322,999
a a a a a a
b
Household Durables 1.2%
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.549%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 2,659,050 2,629,136
TGP Holdings III LLC, First Lien, Closing Date CME Term Loan,
7.677%, (1-month SOFR + 3.25%), 6/29/28 .............. United States 1,499,013 1,334,969
3,964,105
a a a a a a
b
Independent Power and Renewable Electricity Producers 0.8%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 6.327%, (1-month SOFR + 2%), 7/19/30 ... United States 2,014,258 2,016,403
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.808%, (3-month SOFR + 2.5%), 12/11/31 ... United States 357,848 358,882
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
6.808%, (3-month SOFR + 2.5%), 5/17/30 ............... United States 298,887 299,867
2,675,152
a a a a a a
b
Insurance 2.2%
Acrisure LLC, First Lien, CME Term Loan, B6, 7.327%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 1,492,509 1,487,226
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.075%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 2,729,998 2,721,398
AssuredPartners, Inc., First Lien, 2024 CME Term Loan, 7.827%,
(1-month SOFR + 3.5%), 2/14/31 ...................... United States 1,619,731 1,624,201
Asurion LLC, First Lien, New CME Term Loan, B8, 7.691%,
(1-month SOFR + 3.25%), 12/23/26 .................... United States 1,899 1,900
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan, 6.769%, (3-month SOFR + 2.5%), 6/20/30 .......... United States 1,598,853 1,600,612
7,435,337
a a a a a a
b
IT Services 3.7%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.299%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 2,709,021 2,714,859
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 572,125 573,555

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
IT Services (continued)
Genuine Financial Holdings LLC, First Lien, 2025 Replacement
CME Term Loan, 7.572%, (1-month SOFR + 3.25%), 9/27/30 . United States 1,488,712 $ 1,457,077
Hoya Midco LLC, First Lien, 2025 Refinancing CME Term Loan,
6.53%, (3-month SOFR + 2.25%), 2/05/29 ............... United States 300,000 286,032
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.572%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 1,642,983 1,583,425
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
8.577%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 1,111,956 1,019,247
Peraton Corp., First Lien, CME Term Loan, B, 8.177%, (1-month
SOFR + 3.75%), 2/01/28 ............................ United States 1,500,000 1,303,387
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 6.077%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 1,094,699 1,091,278
Tenable, Inc., First Lien, Initial CME Term Loan, 7.191%, (1-month
SOFR + 2.75%), 7/07/28 ............................ United States 483,750 483,750
Voyage Australia Pty. Ltd., First Lien, Initial U.S. CME Term Loan,
8.034%, (3-month SOFR + 3.5%), 7/20/28 ............... Australia 1,930,000 1,939,052
12,451,662
a a a a a a
b
Leisure Products 2.7%
Fender Musical Instruments Corp., First Lien, Initial CME Term
Loan, 8.427%, (1-month SOFR + 4%), 12/01/28 ........... United States 1,857,909 1,690,697
GBT US III LLC, First Lien, CME Term Loan, B1, 6.783%,
(3-month SOFR + 2.5%), 7/25/31 ...................... United States 997,500 998,168
Horizon US Finco LP, First Lien, CME Term Loan, B, 9.03%,
(3-month SOFR + 4.75%), 10/31/31 .................... United States 1,793,017 1,683,194
MajorDrive Holdings IV LLC, First Lien, Initial CME Term Loan,
8.561%, (3-month SOFR + 4%), 6/01/28 ................ United States 2,067,923 2,020,433
Motion Finco SARL, First Lien, CME Term Loan, B3, 7.799%,
(3-month SOFR + 3.5%), 11/13/29 ..................... Luxembourg 1,980,075 1,877,150
Topgolf Callaway Brands Corp., First Lien, Initial CME Term Loan,
7.327%, (1-month SOFR + 3%), 3/18/30 ................ United States 1,175,000 1,149,738
9,419,380
a a a a a a
b
Machinery 3.1%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.788%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 2,406,682 2,416,466
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 1,343,148 1,331,752
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 2,426,043 2,436,487
Oregon Tool Lux LP, Second Lien, CME Term Loan, B, 8.586%,
(3-month SOFR + 4%), 10/15/29 ...................... United States 820,049 649,036
Pro Mach Group, Inc., First Lien, Amendment No. 5 Refinancing
CME Term Loan, 7.072%, (1-month SOFR + 2.75%), 8/31/28 . United States 2,926,152 2,931,800
Terex Corp., First Lien, U.S. CME Term Loan, 6.299%, (3-month
SOFR + 2%), 10/08/31 .............................. United States 923,077 925,675
10,691,216
a a a a a a
Media 2.1%
b
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.789%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 580,039 487,888
b
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.828%, (1-month SOFR + 3.5%; 3-month SOFR +
3.5%), 3/24/31 .................................... United States 1,687,271 1,691,295
b
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 722,888 711,141

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Media (continued)
b
Cogeco Financing 2 LP, First Lien, CME Term Loan, B, 6.941%,
(1-month SOFR + 2.5%), 9/01/28 ...................... United States 1,725,254 $ 1,712,746
b
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 1,227,332 1,205,853
b
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 769,405 759,968
Virgin Media Bristol LLC, First Lien, Term Loan, Y3, 7.577%,
3/31/31 ......................................... United States 1,000,000 986,420
7,555,311
a a a a a a
b
Metals & Mining 0.8%
AMG Critical Materials NV, First Lien, Initial CME Term Loan,
7.941%, (1-month SOFR + 3.5%), 11/30/28 .............. Netherlands 494,885 488,699
Arsenal AIC Parent LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 7.077%, (1-month SOFR + 2.75%), 8/19/30 ....... United States 985,081 983,850
TMS International Corp., First Lien, New CME Term Loan, B7,
7.792%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%),
3/04/30 ......................................... United States 1,473,909 1,475,751
2,948,300
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.4%
b
Apollo Commercial Real Estate Finance, Inc., First Lien, CME
Term Loan, B1, 7.941%, (1-month SOFR + 3.5%), 3/06/28 ... United States 1,392,000 1,388,520
b
Oil, Gas & Consumable Fuels 2.3%
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6, 7.299%, (3-month SOFR + 3%), 10/31/28 ............ United States 1,554,988 1,557,515
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.299%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,735,257 1,735,977
GIP II Blue Holding LP, First Lien, Initial CME Term Loan, 8.072%,
(1-month SOFR + 3.75%), 9/29/28 ..................... United States 929,399 933,269
GIP Pilot Acquisition Partners LP, First Lien, Initial CME Term
Loan, 6.277%, (3-month SOFR + 2%), 10/04/30 ........... United States 1,288,147 1,290,299
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 6.325%,
(1-month SOFR + 2%), 2/06/30 ....................... United States 685,714 686,283
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 6.575%, (1-month SOFR + 2.25%), 10/05/28 United States 1,907,148 1,908,702
8,112,045
a a a a a a
b
Paper & Forest Products 0.9%
Asplundh Tree Expert LLC, First Lien, CME Term Loan, B,
6.077%, (1-month SOFR + 1.75%), 5/08/31 .............. United States 991,500 994,291
Glatfelter Corp., First Lien, CME Term Loan, 8.563%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,995,000 1,936,816
2,931,107
a a a a a a
b
Passenger Airlines 1.8%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,491,750 1,478,511
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.507%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 2,913,571 2,881,099
SkyMiles IP Ltd., First Lien, Initial CME Term Loan, 8.022%,
(3-month SOFR + 3.75%), 10/20/27 .................... United States 1,973,292 1,988,832
6,348,442
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Personal Care Products 0.4%
b,c
Opal LLC, First Lien, CME Term Loan, B2, 7.435%, (6-month
SOFR + 3.25%), 3/31/32 ............................ United States 1,500,000 $ 1,503,750
b
Pharmaceuticals 1.7%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 2,265,615 2,218,898
Grifols Worldwide Operations USA, Inc., First Lien, CME Term
Loan, B, 6.483%, (3-month SOFR + 2%), 11/15/27 ......... Spain 1,414,912 1,411,997
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
6.577%, (1-month SOFR + 2.25%), 5/05/28 .............. United States 2,577 2,579
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 6.573%, (1-month SOFR + 2.25%), 5/19/31 ......... United States 1,079,750 1,054,106
Perrigo Investments LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 6.327%, (1-month SOFR + 2%), 4/20/29 .......... United States 697,962 699,125
Southern Veterinary Partners LLC, First Lien, 2024-3 New CME
Term Loan, 7.715%, (3-month SOFR + 3.25%), 12/04/31 .... United States 689,655 691,045
6,077,750
a a a a a a
b
Professional Services 2.0%
CHG Healthcare Services, Inc., First Lien, Refinancing CME Term
Loan, 7.327%, (1-month SOFR + 3%), 9/29/28 ............ United States 987,519 990,778
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2, 6.575%, (1-month SOFR + 2.25%), 1/18/29 ...... United States 1,802,168 1,803,295
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 7.077%, (1-month SOFR + 2.75%), 6/02/31 ..... United States 1,990,013 1,986,301
c
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.697%,
(3-month SOFR + 4.25%), 3/06/28 ..................... United States 1,000,000 485,000
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 8.002%, (3-month SOFR + 3.75%), 7/18/31 ......... United States 490,998 485,170
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 1,386,000 1,377,095
7,127,639
a a a a a a
b
Real Estate Management & Development 0.2%
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan, 7.577%, (1-month SOFR + 3.25%), 1/31/30 ..... United States 389,000 391,918
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B2, 7.079%, (1-month SOFR + 2.75%), 8/21/30 ........... United States 496,250 496,250
888,168
a a a a a a
Semiconductors & Semiconductor Equipment 0.8%
b
Altar Bidco, Inc., Second Lien, Initial CME Term Loan, 9.747%,
(12-month SOFR + 5.6%), 2/01/30 ..................... United States 2,872,500 2,714,513
b
Software 10.4%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.827%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 1,160,477 1,160,477
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan, 7.333%, (3-month SOFR + 3%), 7/30/31 ....... United States 2,365,630 2,351,944
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.549%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 1,982,538 1,769,762
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 8.049%, (3-month SOFR + 3.75%), 3/21/31 ....... United States 970,125 968,912
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.799%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 2,862,793 2,859,229
Cloudera, Inc., Second Lien, Initial CME Term Loan, 10.422%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 2,000,000 1,887,500

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Software (continued)
ConnectWise LLC, First Lien, Initial CME Term Loan, 8.061%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 1,343,374 $ 1,347,995
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 6.077%, (1-month SOFR + 1.75%), 4/16/32 United States 1,300,000 1,299,350
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.827%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 2,376,170 2,372,356
IGT Holding IV AB, First Lien, CME Term Loan, B2, 7.972%, (1-
day SOFR + 3.4%), 3/31/28 .......................... Sweden 2,928,000 2,935,320
Ivanti Software, Inc., First Lien, CME Term Loan, B, 8.793%,
(3-month SOFR + 4.25%), 12/01/27 .................... United States 1,930,300 1,641,363
McAfee Corp., First Lien, CME Term Loan, B1, 7.329%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 2,985,724 2,881,970
d
Physician Partners LLC, First Lien, CME Term Loan, C, PIK,
9.949%, (3-month SOFR + 5.5%), 12/31/30 .............. United States 171,587 40,256
Physician Partners LLC, First Lien, Initial CME Term Loan, B1,
8.449%, (3-month SOFR + 4%), 12/31/29 ................ United States 171,062 88,097
Proofpoint, Inc., First Lien, CME Term Loan, 7.327%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 1,955,000 1,956,769
RealPage, Inc., First Lien, Initial CME Term Loan, 7.561%,
(3-month SOFR + 3%), 4/24/28 ....................... United States 2,916,877 2,897,815
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 2,535,179 2,541,859
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan, 8.077%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 990,019 987,366
UKG, Inc., First Lien, Initial CME Term Loan, 7.329%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 2,608,930 2,616,874
Vision Solutions, Inc., First Lien, New CME Term Loan, B,
8.541%, (3-month SOFR + 4%), 4/24/28 ................ United States 1,822,778 1,713,867
36,319,081
a a a a a a
b
Specialty Retail 4.3%
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
7.577%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 2,882,023 2,864,370
Harbor Freight Tools USA, Inc., First Lien, Initial CME Term Loan,
6.827%, (1-month SOFR + 2.5%), 6/11/31 ............... United States 997,487 966,027
Johnstone Supply LLC, First Lien, CME Term Loan, 6.823%,
(1-month SOFR + 2.5%), 6/09/31 ...................... United States 994,994 994,447
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.175%, (1-month SOFR + 3.75%), 6/06/31 . United States 2,731,875 2,462,594
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan, 7.811%, (3-month SOFR + 3.25%), 3/03/28 ......... United States 1,876,765 1,743,880
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,552,371 1,549,461
Queen MergerCo, Inc., First Lien, CME Term Loan, B, 7.28%,
(3-month SOFR + 3%), 4/30/32 ....................... United States 119,929 120,461
RelaDyne, Inc., First Lien, CME Term Loan, 8.322%, (1-month
SOFR + 4%), 12/23/30 .............................. United States 495,013 496,151
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.677%, (1-month SOFR + 3.25%), 10/20/28 .... United States 1,989,796 1,916,949
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,309,421 2,290,841
15,405,181
a a a a a a
b
Textiles, Apparel & Luxury Goods 0.9%
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,985,000 1,890,722

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., First Lien, CME Term Loan, B, 7.077%,
(1-month SOFR + 2.75%), 3/08/32 ..................... United States 1,253,461 $ 1,259,728
3,150,450
a a a a a a
Trading Companies & Distributors 0.4%
b
DXP Enterprises, Inc., First Lien, 2024 Incremental CME Term
Loan, 8.072%, (1-month SOFR + 3.75%), 10/11/30 ........ United States 1,477,575 1,486,115
b
Wireless Telecommunication Services 0.9%
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.822%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 1,868,085 1,715,145
Crown Subsea Communications Holding, Inc., First Lien, 2024
Term Loan, 8.324%, (1-month SOFR + 4%), 1/30/31 ....... United States 1,488,750 1,497,124
3,212,269
a a a a a a
Total Senior Floating Rate Interests (Cost $310,072,725) .......................
305,188,838
Total Long Term Investments (Cost $332,835,923) .............................
327,846,208
a
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.3%
e,f
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 14,945,842 14,945,842
Total Money Market Funds (Cost $ 14,945,842) ................................
14,945,842
Total Short Term Investments (Cost $14,945,842 ) ..............................
14,945,842
a
Total Investments (Cost $347,781,765) 98.6% .................................
$342,792,050
Other Assets, less Liabilities 1.4% ...........................................
4,840,728
Net Assets 100.0% .........................................................
$347,632,778
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $21,622,617, representing 6.2% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Income may be received in additional securities and/or cash.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2025, the Fund had the following credit default swap contracts outstanding.
See A bbreviations on page 17 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 14,375,000 $ 1,030,662 $ 693,249 $ 337,413
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,030,662 $693,249 $337,413
Total Credit Default Swap Contracts .................................... $1,030,662 $ 693,249 $337,413
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $34,157,610 $21,453,959 $(40,665,727) $— $— $14,945,842 14,945,842 $272,791
Total Affiliated Securities ... $34,157,610 $21,453,959 $(40,665,727) $— $— $14,945,842 $272,791
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 22,657,370 $ — $ 22,657,370
Senior Floating Rate Interests ............... — 305,188,838 — 305,188,838
Short Term Investments ................... 14,945,842 — — 14,945,842
Total Investments in Securities ........... $14,945,842 $327,846,208 $— $342,792,050
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Swap Contracts ......................... $— $337,413 $— $337,413
Total Other Financial Instruments ......... $— $337,413 $— $337,413
Cu r rency
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.